Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Ordinary shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	162,311,728	158,200,387
Ordinary shares, Outstanding shares	156,585,020	152,633,366
Treasury stock, shares	5,726,708	5,567,021